Cost of sales	12 Months Ended
Dec. 31, 2025
Disclosure Of Cost Of Sales [Abstract]
Cost of sales

35. Cost of sales

Cost of sales is analysed as follows:

	2025	2024	2023
Opening inventories	62,815	62,087	70,120
Purchases of raw materials	83,750	92,851	92,457
Purchases of finished products	16,294	21,393	20,459
Labour costs	71,049	69,827	72,862
Depreciation and amortisation	6,620	6,526	8,639
Third party manufacturers costs	1,210	1,176	1,276
Other manufacturing costs	12,664	13,956	13,540
Impairment of non-financial assets	2,300	—	—
Government grants related to PPE	(2,361)	(1,906)	(1,503)
Closing inventories	(49,534)	(62,815)	(62,087)
Total	204,807	203,095	215,763

The line item “Depreciation and amortisation” includes the depreciation expenses of property plant and equipment and right-of-use assets used in the production of finished goods.